Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2018
Disclosure of Details of Statements of Profit or Loss and Other Comprehensive Income Loss [Abstract]
Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss)
Note 18 - Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss)

A.          Financing income and expenses:

1.           Financing income

	For the year ended December 31
	2018	2017	2016
	€ in thousands
Interest Income and consumer price index in Israel in conection to concession project	1,948	789	-
Interest income	291	544	263
Change in fair value of derivatives, net	494	-	636
Gain from exchange rate differences, net	697	-	-
Total financing income	3,430	1,333	899

2.           Financing expenses

	For the year ended December 31
	2018	2017	2016
	€ in thousands
Change in fair value of derivatives, net	-	3,156	-
Swap interest	206	110	607
Debentures interest and related expenses	2,604	2,753	1,990
Interest on loans	2,330	776	504
Loss from exchange rate differences, net	-	3,586	81
Consumer price index in Israel for loan	171	-	-
Bank charges and other commissions	210	180	151
Total financing expenses	5,521	10,561	3,333

   B.           Operating Costs, Depreciation and Amortization

	For the year ended December 31
	2018	2017	2016
	€ in thousands
Depreciation	5,500	4,518	4,411
Amortization	316	-	-
Professional services	375	210	104
Annual rent	390	267	233
Operating and maintenance services	4,942	1,574	1,287
Insurance	245	203	194
Other	390	295	264
Total operating costs	12,158	7,067	6,493

C.          General and administrative expenses

	For the year ended December 31
	2018	2017	2016
	€ in thousands
Salaries and related compensation	1,016	1,030	1,027
Professional services	2,185	1,255	1,480
Other	399	135	(475)
Total general and administrative expenses	3,600	2,420	2,032

D.            Other income (expense), net

	For the year ended December 31
	2018	2017	2016
	€ in thousands
Other income in connection with the A.R.Z. electricity pumped storage project (see Note 6)	73	18	56
Compensation from contractor (*)	811	-	-
Other	-	-	34
Total other income, net	884	18	90

(*) Compensation from EPC and O&M contractor of the Company's Bio Gas projects in Netherlands due to deficiencies in the operation of these projects.

E.            Revenues

	For the year ended December 31
	2018	2017	2016
	€ in thousands
Revenues from the sale of solar electricity	12,593	13,150	11,632
Revenues from the sale of gas and power produced by anaerobic digestion plants	4,483	303	-
Revenues from concessions project	1,041	183	-
Total Revenues	18,117	13,636	11,632